Employee Benefits Government Plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits Government Plans [Abstract]
Expenses	$ 191,866	$ 247,393	$ 267,432